Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 117.77%
ASSET-BACKED SECURITIES — 13.32%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 07/25/56
1,2
$ 973,422 $ 938,293
American Credit Acceptance Receivables Trust,
Series 2019-3, Class F
5.42% 05/12/26
1
7,780,000 7,693,240
American Credit Acceptance Receivables Trust,
Series 2019-4, Class D
2.97% 12/12/25
1
634,296 626,231
American Credit Acceptance Receivables Trust,
Series 2020-3, Class D
2.40% 06/15/26
1
1,700,000 1,651,642
Americredit Automobile Receivables Trust,
Series 2019-1, Class D
3.62% 03/18/25 4,610,000 4,536,396
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.80% 12/18/25 6,065,000 5,791,613
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49% 09/18/26 2,587,000 2,391,685
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.22% 10/16/28
1,2,3
500,420 500,095
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
5.37% 07/24/29
1,2,3
5,070,481 5,032,858
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.04% 01/20/28
1,2,3
3,170,113 3,149,533
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
5.19% 07/20/29
1,2,3
2,267,217 2,251,605
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
4.84% 04/25/35
1,2
102,132 97,640
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
5.50% 02/25/30
2
12,615 12,559
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
5.36% 10/27/36
2
4,642,012 4,580,212
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
4.88% 04/15/34
1,2,3
$ 675,000 $ 672,637
Carmax Auto Owner Trust,
Series 2019-4, Class C
2.60% 09/15/25 3,270,000 3,162,620
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27% 03/10/28 6,140,000 5,802,768
Carvana Auto Receivables Trust,
Series 2022-N1, Class N
4.60% 12/11/28
1
1,909,724 1,905,977
CF Hippolyta Issuer, LLC,
Series 2020-1, Class A1
1.69% 07/15/60
1
8,356,377 7,331,192
Drive Auto Receivables Trust,
Series 2021-2, Class C
0.87% 10/15/27 5,745,000 5,529,973
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
5.43% 11/15/28
1,2,3
2,370,929 2,345,591
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
5.19% 04/26/32
1,2
4,206,455 4,157,973
Exeter Automobile Receivables Trust,
Series 2021-3A, Class C
0.96% 10/15/26 11,395,000 10,809,704
Exeter Automobile Receivables Trust,
Series 2021-4A, Class C
1.46% 10/15/27 3,110,000 2,928,537
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
1
2,967,000 2,844,706
GLS Auto Receivables Issuer Trust,
Series 2020-3A, Class D
2.27% 05/15/26
1
4,000,000 3,871,863
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.15% 08/25/42
2
1,446,069 1,327,283
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
5.52% 10/29/29
1,2,3
3,770,135 3,736,015
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
5.81% 05/25/34
1,2
153,644 153,548
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73

2,920,800 2,617,724

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-1, Class C
1.02% 09/25/28
1
$ 816,822 $ 788,664
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
5.22% 03/20/30
1,2,3
4,377,582 4,318,398
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
5.24% 01/22/28
1,2,3
5,965,917 5,907,290
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
5.28% 07/21/30
1,2,3
10,636,181 10,518,800
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
4.83% 04/15/29
1,2,3
3,684,336 3,641,425
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
4.88% 01/15/28
1,2,3
5,501,871 5,433,868
Magnetite XVI Ltd.,
Series 2015-16A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
5.39% 01/18/28
1,2,3
2,000,000 1,968,736
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
1,019,105 867,336
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
3,159,508 2,672,368
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
4.96% 11/26/40
2
3,667,170 3,555,009
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
5.44% 12/27/66
1,2
2,316,017 2,234,163
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
4.99% 06/25/41
1,2
1,443,704 1,378,663
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 07/25/46
1,2
4,705,861 4,541,694
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
4.89% 10/20/34
1,2,3
$ 1,953,125 $ 1,920,371
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.83% 11/20/30
1,2,3
2,000,000 1,974,500
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.08% 04/21/34
1,2,3
656,250 654,865
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
5.22% 04/18/31
1,2,3
2,075,000 2,047,998
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.48% 05/20/29
1,2,3
1,179,771 1,166,229
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
5.54% 09/25/65
1,2
4,617,446 4,522,521
Progress Residential Trust,
Series 2020-SFR3, Class F
2.80% 10/17/27
1
6,980,000 6,118,471
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83% 10/25/52
1
3,634,429 3,369,920
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
5.32% 04/20/34
1,2,3
5,100,000 4,949,795
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
4.98% 10/15/34
1,2,3
1,900,000 1,869,961
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.43% 10/20/30
1,2,3
1,750,000 1,728,582
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68% 08/16/32
1
4,487,635 4,470,049
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D
3.22% 07/15/25 3,441,075 3,411,806

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D
1.48% 01/15/27 $ 3,835,000 $ 3,663,626
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C
0.95% 09/15/27 2,010,000 1,939,110
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 6,260,000 5,872,829
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
6,105,294 5,411,532
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
4.67% 05/15/29
2
1,932,735 1,868,884
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.01% 07/25/22
2
3,062,799 3,018,927
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
2,170,772 2,089,662
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 01/25/29
2
1,874,059 1,742,463
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 06/25/43
2
2,136,639 2,050,537
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
4.99% 02/26/29
2
3,404,499 3,184,560
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,698,866
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,900,000 2,678,510
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
10,354,805 10,042,932
Tricon American Homes Trust,
Series 2017-SFR2, Class B
3.28% 01/17/36
1
9,017,000 8,716,178
Vantage Data Centers Issuer LLC,
Series 2019-1A, Class A2
3.19% 07/15/44
1
5,403,666 5,130,836
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
5.06% 06/07/30
1,2,3
9,224,731 9,115,031
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52% 11/15/27 $ 5,325,000 $ 4,702,363
Total Asset-Backed Securities
(Cost $266,659,890) 260,410,041
BANK LOANS — 2.35%*
Automotive — 0.03%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 04/30/26
2
507,125 498,673
Communications — 0.19%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 03/15/27
2
399,652 380,275
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.14% 02/01/27
2
242,481 237,147
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
244,962 219,547
Term Loan, 1st Lien
(LIBOR plus 2.25%)
6.57% 07/17/25
2
20,137 19,100
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.44% 02/01/29
2,3
1,879,939 1,818,841
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
2
1,212,632 987,713
3,662,623
Consumer Discretionary — 0.23%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.84% - 8.63% 07/31/28
2,7
1,901,519 1,795,347
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.93% 01/24/29
2,3
1,241,256 1,116,268
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
1,555,214 1,493,223
4,404,838

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 0.03%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57% 01/15/30
2
$ 29,788 $ 29,811
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
2
43,630 42,966
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
5.87% 08/01/27
2
611,908 588,864
661,641
Finance — 0.13%
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
441,391 413,323
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 01/26/28
2
740,554 720,015
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/23/28
2
1,009,831 961,465
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.73% 11/05/28
2
515,000 513,455
2,608,258
Food — 0.09%
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 10/25/27
2
1,882,474 1,853,446
Gaming — 0.07%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
905,850 863,053
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 04/26/28
2
115,743 111,258
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.42% 04/13/29
2
472,665 467,433
1,441,744
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care — 0.22%
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
6.73% 12/30/26
2
$ 161,243 $ 160,609
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 11/15/27
2
231,389 224,255
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
6.44% 05/22/26
2
1,000,000 1,000,625
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/05/28
2
472,651 469,217
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
1,000,000 992,770
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
810,295 792,740
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.92% 04/20/29
2
497,500 495,634
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
116,100 109,471
4,245,321
Industrials — 0.27%
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.67% 05/11/29
2
526,581 527,158
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.02% 07/01/26
2
2,869,457 2,851,853
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
1,010,762 986,231
II-VI, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 07/02/29
2
146,502 145,330
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
294,471 290,790

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
6.98% 05/30/25
2
$ 388,000 $ 384,517
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
6.98% 12/09/25
2
129,030 127,708
5,313,587
Information Technology — 0.58%
Arches Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/06/27
2
125,983 116,968
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,8
102,317 92,634
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
2,402,615 2,175,232
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.17% 07/24/26
2
1,488,750 1,373,372
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/21/25
2
453,528 452,986
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
347,835 345,285
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32% - 7.58% 07/06/29
2
410,000 409,414
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27
2
645,063 607,166
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 05/02/29
2
609,473 572,526
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
6.92% 08/28/26
2
444,564 432,894
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.42% 09/12/29
2
3,000,000 2,955,630
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
2
$ 102,904 $ 100,756
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
6.50% 09/23/26
2
249,327 247,457
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.25%)
7.98% 08/31/28
2
130,115 125,434
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
608,183 579,599
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 10/07/27
2
585,984 566,942
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
168,521 142,990
11,297,285
Insurance — 0.11%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
1,210,638 1,138,974
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 3.00%)
8.68% 08/21/28
2
498,750 446,257
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
7.53% 04/25/25
2
498,728 494,930
2,080,161
Retail — 0.13%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
2
113,328 113,027
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 02/19/28
2
294,818 289,958
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.09% 03/15/28

197,262 195,042

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.13% 03/01/27
2
$ 1,061,075 $ 1,019,487
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 08/03/28
2
990,000 959,062
2,576,576
Services — 0.26%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.17% - 8.38% 01/29/27
2
156,521 153,455
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.56% - 8.76% 02/15/29
2
2,985,000 2,915,972
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.67% 11/02/29
2
500,000 495,625
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.80% 06/22/29
2,9
579,097 567,275
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
543,714 524,102
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.17% 02/23/29
2
230,238 223,189
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(LIBOR plus 2.25%)
6.63% 12/01/28
2
145,385 144,204
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
169,974 151,384
5,175,206
Transportation — 0.01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.11% 04/21/28
2
128,303 127,047
Total Bank Loans
(Cost $46,750,417) 45,946,406
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 31.53%*
Banking — 9.39%
Bank of America Corp.
1.73% 07/22/27
6
$ 1,549,000 $ 1,358,379
Bank of America Corp.
(GMTN)
3.59% 07/21/28
6
2,680,000 2,469,681
Bank of America Corp.
(MTN)
0.98% 09/25/25
6
15,840,000 14,622,501
1.32% 06/19/26
6
20,993,000 18,904,509
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
5,545,000 4,421,903
2.59% 09/11/25
1,3,6
9,715,000 8,632,769
3.80% 06/09/23
3
1,170,000 1,143,561
3.87% 01/12/29
1,3,6
2,605,000 2,087,406
4.28% 01/09/28
1,3
5,375,000 4,492,038
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,6
8,340,000 7,668,998
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,6
1,980,000 1,832,747
2.01% 09/22/28
3,6
20,105,000 16,801,811
2.63% 11/07/25
3,6
2,530,000 2,385,471
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,6
645,000 619,739
JPMorgan Chase & Co.
0.70% 03/16/24
6
6,581,000 6,515,681
2.18% 06/01/28
6
879,000 769,901
4.02% 12/05/24
6
19,520,000 19,235,964
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,6
2,175,000 1,883,247
3.87% 07/09/25
3,6
381,000 368,980
4.72% 08/11/26
3,6
10,255,000 10,030,564
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,6
5,880,000 5,399,887
1.34% 01/12/27
1,3,6
3,425,000 2,988,668
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,6
320,000 319,981
4.80% 11/15/24
3,6
13,000,000 12,785,904
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
1,000,000 1,003,468
UBS AG
(Switzerland)
(SOFR Rate plus 0.45%)
4.56% 08/09/24
1,2,3
3,185,000 3,163,942
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
2,000,000 1,768,194

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.53% 03/24/28
6
$ 32,200,000 $ 29,877,738
183,553,632
Communications — 1.73%
AT&T, Inc.
2.30% 06/01/27 1,600,000 1,426,889
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 1,720,000 1,688,545
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,156,045
7.63% 06/15/25 900,000 938,028
Level 3 Financing, Inc.
3.40% 03/01/27
1
528,000 448,015
Qwest Corp.
7.25% 09/15/25 4,665,000 4,688,325
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
4,820,000 4,788,519
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
4,799,250 4,744,956
5.15% 03/20/28
1
1,035,000 1,021,113
T-Mobile USA, Inc.
2.25% 02/15/26 3,766,000 3,432,140
3.75% 04/15/27 6,325,000 5,968,524
3.88% 04/15/30 3,810,000 3,460,092
33,761,191
Consumer Discretionary — 1.50%
BAT Capital Corp.
3.22% 08/15/24 2,140,000 2,064,977
3.56% 08/15/27 9,265,000 8,450,558
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,106,000 1,061,043
3.50% 07/26/26
1,3
5,205,000 4,778,188
WarnerMedia Holdings, Inc.
3.76% 03/15/27
1
14,400,000 13,001,991
29,356,757
Electric — 2.82%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 5,685,116
American Electric Power Co., Inc.
2.03% 03/15/24 6,880,000 6,629,837
5.75% 11/01/27 1,865,000 1,921,072
Black Hills Corp.
4.25% 11/30/23 4,050,000 4,007,594
Dominion Energy, Inc.
2.45% 01/15/23
1
5,000,000 4,994,852
Duke Energy Corp.
4.30% 03/15/28 3,295,000 3,179,621
Eversource Energy
2.90% 03/01/27 6,425,000 5,927,265
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
ITC Holdings Corp.
4.95% 09/22/27
1
$ 5,460,000 $ 5,398,370
Jersey Central Power & Light Co.
4.30% 01/15/26
1
1,868,000 1,806,326
4.70% 04/01/24
1
8,348,000 8,235,194
Metropolitan Edison Co.
4.00% 04/15/25
1
1,467,000 1,403,927
NextEra Energy Capital Holdings, Inc.
2.94% 03/21/24 4,950,000 4,822,620
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 479,256
Tucson Electric Power Co.
3.85% 03/15/23 530,000 528,292
55,019,342
Energy — 1.04%
Energy Transfer LP
4.05% 03/15/25 2,610,000 2,530,649
4.75% 01/15/26 2,000,000 1,951,281
4.95% 05/15/28 1,150,000 1,106,161
5.95% 12/01/25 2,520,000 2,550,245
Petroleos Mexicanos
(Mexico)
6.70% 02/16/32
3
6,259,000 4,928,963
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 3,017,000 2,902,506
Ruby Pipeline LLC
8.00% 04/01/22
1,4,5,10,11
2,254,091 2,456,959
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,883,128
20,309,892
Finance — 5.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 437,795
3.15% 02/15/24
3
6,300,000 6,117,057
4.88% 01/16/24
3
718,000 711,035
Air Lease Corp.
2.20% 01/15/27 4,835,000 4,228,065
3.38% 07/01/25 1,250,000 1,183,432
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,905,000 4,728,536
2.75% 02/21/28
1,3
1,350,000 1,085,777
3.25% 02/15/27
1,3
2,350,000 2,021,889
Capital One Financial Corp.
2.64% 03/03/26
6
5,150,000 4,830,220
Citigroup, Inc.
0.78% 10/30/24
6
16,523,000 15,858,194
3.29% 03/17/26
6
6,987,000 6,647,590
3.67% 07/24/28
6
5,365,000 4,936,615
JPMorgan Chase & Co.
0.56% 02/16/25
6
1,000,000 943,617
0.82% 06/01/25
6
2,535,000 2,367,853
2.60% 02/24/26
6
4,244,000 3,994,515

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.54% 05/01/28
6
$ 1,621,000 $ 1,494,116
Morgan Stanley
2.48% 01/21/28
6
5,000,000 4,443,585
Morgan Stanley
(GMTN)
0.79% 01/22/25
6
7,760,000 7,344,467
1.51% 07/20/27
6
4,685,000 4,073,520
Morgan Stanley
(MTN)
0.53% 01/25/24
6
17,835,000 17,725,877
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,6
6,730,000 6,693,588
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
365,000 364,126
UBS Group AG
(Switzerland)
4.70% 08/05/27
1,3,6
1,415,000 1,370,124
103,601,593
Food — 0.34%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
5,590,000 4,639,057
5.13% 02/01/28
1,3
2,205,000 2,095,172
6,734,229
Health Care — 2.00%
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
4,665,000 4,355,091
CommonSpirit Health
2.76% 10/01/24 5,400,000 5,181,047
HCA, Inc.
3.13% 03/15/27
1
2,510,000 2,285,706
5.38% 02/01/25 2,345,000 2,345,010
5.38% 09/01/26 2,520,000 2,495,480
5.88% 02/15/26 3,980,000 4,027,322
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,144,027
Illumina, Inc.
5.75% 12/13/27 2,275,000 2,307,803
5.80% 12/12/25 5,000,000 5,047,683
PerkinElmer, Inc.
0.85% 09/15/24 4,880,000 4,527,202
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,086,485
Tenet Healthcare Corp.
4.63% 09/01/24
1
2,321,000 2,266,434
39,069,290
Industrials — 1.83%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 6,125,000 5,963,784
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Artera Services LLC
9.03% 12/04/25
1
$ 2,500,000 $ 2,097,867
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
2,910,000 2,808,761
Berry Global, Inc.
0.95% 02/15/24 1,405,000 1,335,945
1.65% 01/15/27 2,000,000 1,713,256
4.88% 07/15/26
1
1,365,000 1,317,294
Boeing Co. (The)
1.17% 02/04/23 5,750,000 5,734,354
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
7,235,000 7,028,177
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
2,182,000 1,803,973
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
5,920,000 5,899,946
35,703,357
Information Technology — 1.68%
Fidelity National Information Services, Inc.
4.50% 07/15/25 6,045,000 5,937,422
Netflix, Inc.
3.63% 06/15/25
1
3,207,000 3,075,673
Oracle Corp.
2.80% 04/01/27 9,385,000 8,562,961
Skyworks Solutions, Inc.
0.90% 06/01/23 6,340,000 6,212,819
Take-Two Interactive Software, Inc.
3.30% 03/28/24 2,960,000 2,890,994
VMware, Inc.
1.00% 08/15/24 6,690,000 6,225,773
32,905,642
Insurance — 1.70%
Aon Corp.
4.50% 12/15/28 2,442,000 2,356,319
Athene Global Funding
2.51% 03/08/24
1
2,935,000 2,815,380
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
5,005,000 4,917,174
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,160,400
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,155,140
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,6
5,550,000 5,536,958
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
2,800,000 2,686,358
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23

3,410,000 3,392,838

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
4.65% 06/15/27 $ 4,345,000 $ 4,208,345
33,228,912
Real Estate Investment Trust (REIT) — 1.61%
Digital Euro Finco LLC
2.63% 04/15/24 7,715,000 7,990,419
Federal Realty Investment Trust
7.48% 08/15/26 1,850,000 1,944,061
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,153,357
5.38% 11/01/23 7,868,000 7,848,757
Hudson Pacific Properties LP
5.95% 02/15/28 1,530,000 1,429,977
Piedmont Operating Partnership LP
3.40% 06/01/23 3,905,000 3,868,252
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
285,000 250,196
4.63% 06/15/25
1
4,640,000 4,451,971
5.75% 02/01/27
1
2,590,000 2,530,235
31,467,225
Retail — 0.10%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
2,175,000 2,003,103
Services — 0.43%
Global Payments, Inc.
2.15% 01/15/27 6,342,000 5,548,433
4.95% 08/15/27 2,859,000 2,781,117
8,329,550
Transportation — 0.06%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,335,309 1,145,291
Total Corporates
(Cost $646,847,439) 616,189,006
MORTGAGE-BACKED — 48.61%**
Non-Agency Commercial Mortgage-Backed — 10.15%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.07%)
5.39% 08/15/34
1,2,3
5,000,000 4,754,616
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(LIBOR USD 1-Month plus 1.00%)
5.32% 06/15/35
1,2
6,275,000 6,060,672
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 4,658,585 4,547,888
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21% 03/15/53 $ 7,590,000 $ 7,017,385
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
5.38% 10/15/37
1,2
4,719,596 4,610,929
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
5.24% 12/15/38
1,2
4,245,000 4,102,860
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(LIBOR USD 1-Month plus 0.65%)
4.97% 05/15/38
1,2
5,354,000 5,160,751
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 1,584,093 1,521,444
Cold Storage Trust,
Series 2020-ICE5, Class A
(LIBOR USD 1-Month plus 0.90%)
5.22% 11/15/37
1,2
8,456,667 8,233,570
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.12% 03/10/46
6
17,917,428 520
Commercial Mortgage Trust,
Series 2013-CR9, Class AM
4.29% 07/10/45
1,6
3,100,000 3,026,821
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 1,542,423 1,526,580
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 5,833,521 5,564,435
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 4,323,875 4,168,718
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 154,294 149,420
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
5.30% 05/15/36
1,2
11,094,800 10,970,999
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(LIBOR USD 1-Month plus 0.80%)
5.04% 05/15/35
1,2
9,082,801 8,936,040
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
5.35% 12/15/36
1,2
9,584,000 9,304,966
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20% 07/10/51 909,440 904,580

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. II,
Series 2021-ARDN, Class A
(LIBOR USD 1-Month plus 1.25%)
5.57% 11/15/36
1,2
$ 3,080,000 $ 2,987,097
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A
(LIBOR USD 1-Month plus 1.00%)
5.32% 10/15/36
1,2
10,000,000 9,635,272
GS Mortgage Securities Corp. Trust,
Series 2022-SHIP, Class A
(CME Term SOFR 1-Month plus 0.73%)
5.07% 08/15/36
1,2
3,448,000 3,405,718
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.15% 08/10/44
1,6
3,154,479 3,090,611
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 2,427,963 2,366,234
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
1
3,750,000 3,455,703
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
1
3,294,364 3,081,209
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
1
10,000,000 9,332,066
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
1,126,093 1,120,107
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.22% 04/15/46
6
19,177,286 5,244
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
3,045,342 2,916,811
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(LIBOR USD 1-Month plus 0.80%)
5.12% 04/15/38
1,2
4,932,362 4,806,724
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class A
(LIBOR USD 1-Month plus 0.55%)
4.87% 12/15/37
1,2
3,772,018 3,648,594
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.15% 11/15/35
1,2
8,434,614 8,298,822
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.55% 10/15/46
6
42,468,554 71,426
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.85% 03/15/48
6
32,713,139 442,568
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,6
$ 5,195,238 $ 5,175,196
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
5.27% 01/15/36
1,2
3,240,000 3,062,777
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
5.34% 01/15/39
1,2
2,885,000 2,794,976
SREIT Trust,
Series 2021-MFP2, Class A
(LIBOR USD 1-Month plus 0.82%)
5.14% 11/15/36
1,2
3,640,000 3,508,837
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.26%)
5.59% 10/15/34
1,2,3
4,752,335 4,753,027
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 307,403 305,049
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 9,264,415 9,178,900
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 10,245,530 9,964,951
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
5.19% 12/15/34
1,2
6,300,000 5,827,520
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A4
3.90% 12/15/46 4,613,810 4,515,372
198,314,005
Non-Agency Mortgage-Backed — 15.53%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
4.61% 02/25/37
2
1,543,496 1,528,592
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(LIBOR USD 1-Month plus 0.48%)
4.87% 04/25/36
2
6,661,467 5,847,589
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
5.18% 03/25/35
2
573,227 572,524

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
5.09% 11/25/35
2
$ 8,549,816 $ 8,380,761
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/23)
7.48% 10/25/27 1,057 1,050
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
5.12% 10/25/35
2
5,733,934 5,568,448
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.54%)
2.89% 03/25/36
2
2,508,050 2,387,796
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 3,402,572 3,215,415
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(LIBOR USD 1-Month plus 0.90%)
5.29% 09/25/34
2
1,779,572 1,778,571
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
5.14% 03/25/35
2
931,151 923,956
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
3.88% 07/25/34
6
241,051 222,807
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
4.55% 03/25/37
2
4,621,399 4,240,267
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
4.89% 05/25/32
2
1,486,565 1,452,267
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.12% 02/25/37
6
2,742,067 2,613,757
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14% 06/25/35
6
459,084 441,541
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
4.57% 05/25/36
1,2
411,420 350,553
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
5.20% 09/25/58
1,2
3,520,391 3,446,818
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
$ 7,714,048 $ 6,837,165
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,6
5,672,972 5,516,035
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
5.74% 10/25/37
1,2
4,120,863 4,101,458
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(LIBOR USD 1-Month plus 0.29%)
4.68% 09/25/36
1,2
7,032,466 6,706,820
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.48%)
4.87% 02/25/37
2
2,646,357 2,465,937
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(LIBOR USD 1-Month plus 0.53%)
4.91% 07/25/36
2
4,279,398 4,190,219
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(LIBOR USD 1-Month plus 0.20%)
4.59% 10/25/47
2
8,155,988 7,761,709
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34
6
7,252 6,455
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
3.64% 02/25/34
6
298,194 284,383
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.65% 03/25/61
1,6
8,363,568 8,279,702
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.58% 04/25/37
2
1,105,924 1,070,561
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.96% 04/25/37
2
1,997,254 1,375,664
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
4.76% 03/19/45
2
266,013 239,682
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
6.03% 03/25/42
1,2
5,252,680 5,226,290
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
5.39% 08/25/34
2
452,614 423,338

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
5.17% 09/25/35
2
$ 2,085,130 $ 2,060,514
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
4.65% 08/25/36
2
3,297,261 3,286,017
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
3.86% 09/25/34
6
1,493 1,348
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
6.08% 09/25/42
1,2
2,094,869 2,098,787
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/36
2
13,638,003 12,633,909
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
3.65% 06/25/30
2
60,294 55,591
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
5.17% 07/25/45
2
1,723,139 1,680,040
GSAMP Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.48%)
4.87% 03/25/46
2
4,401,867 4,239,946
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
3.06% 11/25/35
6
92,256 83,852
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.32%)
5.03% 08/25/35
2
1,014,317 922,302
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
5.17% 12/25/34
2
167,974 128,202
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
5.19% 11/25/34
2
451,478 388,442
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 197,912 203,442
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
2.81% 10/25/35
2
4,674,363 4,460,053
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(LIBOR USD 1-Month plus 0.48%)
4.87% 04/25/36
2
$ 5,153,320 $ 4,837,561
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(LIBOR USD 1-Month plus 0.23%)
4.62% 05/25/37
2
14,750,000 14,103,533
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(LIBOR USD 1-Month plus 0.16%)
4.55% 06/25/37
2
11,697,337 11,584,001
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
4.19% 07/25/35
6
224,055 211,864
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
3.45% 07/25/35
6
76,881 74,441
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,6
55,196,304 731,693
LHOME Mortgage Trust,
Series 2021-RTL1, Class A1
2.09% 02/25/26
1,6
3,910,000 3,718,148
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
5.03% 11/25/35
2
1,392,240 1,381,359
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.82% 01/25/34
6
2,039 1,945
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.87% 11/21/34
6
324,908 293,018
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.30% 04/25/34
6
49,938 46,376
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 925,874 891,962
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,646,389 1,532,451
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,806,472 1,714,804
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,599,628 1,489,599
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(LIBOR USD 1-Month plus 0.56%)
4.94% 01/25/36
2
5,566,815 5,336,007
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32

88,397 84,737

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
4.75% 06/25/37
2
$ 7,535,512 $ 4,653,967
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.52% 08/25/34
6
502,525 446,150
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 785,402 409,519
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
2,777,337 2,694,082
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 298,406 286,853
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
5.32% 07/25/34
2
745,083 701,321
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
4.99% 08/25/35
2
101,576 94,961
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
4.95% 10/25/35
2
2,607,709 2,502,476
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
4.61% 04/25/37
2
3,271,263 3,247,731
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.64%)
5.35% 07/25/35
2
1,082,625 1,079,605
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
4.83% 02/25/36
2
711,492 709,364
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.06% 02/25/36
2
5,000,000 4,797,216
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
1,6
6,581,804 5,331,847
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(LIBOR USD 1-Month plus 0.56%)
4.95% 12/25/35
2
3,074,639 2,866,183
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(LIBOR USD 1-Month plus 0.74%)
5.12% 08/25/35
2
$ 2,402,452 $ 2,309,206
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.60%)
4.99% 07/25/37
2
5,203,150 4,844,189
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/23)
2.95% 10/25/25
1
6,523,555 6,314,655
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
11,131,079 10,082,680
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/23)
5.56% 06/25/27
1
10,652,311 10,288,787
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,6
9,456,679 8,613,908
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 01/25/23)
2.49% 10/25/26
1
10,753,818 9,994,283
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 01/25/23)
1.87% 08/25/26
1
11,622,115 10,593,292
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.60% 03/25/35
6
909,848 470,561
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.65%)
4.09% 05/25/35
2
2,616,728 2,579,044
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
4.97% 02/25/36
2
477,011 474,201
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(LIBOR USD 1-Month plus 0.63%)
5.02% 12/25/35
2
2,271,526 2,247,201
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.29%)
4.68% 09/25/36
2
11,000,000 10,156,399
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/23)
2.91% 01/25/36 1,439,909 1,126,542
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(LIBOR USD 1-Month plus 0.46%)
4.85% 06/25/36
2
3,931,637 3,755,351

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
5.36% 12/25/35
2
$ 1,456,128 $ 1,443,628
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
4.56% 01/25/37
2
1,235,698 1,217,663
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
3.81% 09/25/33
6
214,578 206,663
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
5.49% 07/25/34
1,2
72,342 62,361
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/23)
2.24% 02/27/51
1
7,952,741 7,228,621
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
3.95% 01/25/35
6
305,798 277,211
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 905,620 844,729
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
4.97% 10/25/45
2
927,825 858,126
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/45
2
123,532 118,646
303,663,296
U.S. Agency Commercial Mortgage-Backed — 1.27%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87% 11/25/30 2,108,719 1,872,124
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class A1
2.59% 04/25/23 306,304 304,879
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K038, Class A1
2.60% 10/25/23 16,213 16,163
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 2,544,710 2,412,496
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 781,676 767,559
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 $ 2,681,755 $ 2,590,189
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 3,316,732 3,029,897
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 12,132,513 11,006,217
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
3.17% 05/25/44
2
1,142,586 1,143,026
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
6
184,955 184,260
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
6
1,469,038 1,452,381
24,779,191
U.S. Agency Mortgage-Backed — 21.66%
Fannie Mae Pool 735861
6.50% 09/01/33 5,506 5,597
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
2.94% 04/01/34
2
83,358 82,308
Fannie Mae Pool AD0538
6.00% 05/01/24 28,066 28,071
Fannie Mae Pool AE0083
6.00% 01/01/40 474,300 494,532
Fannie Mae Pool AL0851
6.00% 10/01/40 563,280 590,619
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
4.79% 09/17/27
2
4,726 4,648
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
5.34% 10/25/31
2
335,358 337,395
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
4.86% 07/25/37
2
167,254 165,374
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
5.59% 10/25/49
2
1,576,811 1,603,331

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
5.29% 11/25/49
2
$ 1,084,359 $ 1,084,251
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
4.79% 10/25/40
2
567,012 562,159
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
1.84% 11/25/36
2
3,686,400 363,961
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 441,460 434,721
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
5.15% 02/25/40
2
894,370 892,457
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.21% 09/25/40
2
2,895,026 317,113
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 01/25/50
2
3,076,967 3,026,696
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 03/25/50
2
5,965,674 5,875,067
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,181 1,188
Freddie Mac Gold Pool C46104
6.50% 09/01/29 2,955 3,038
Freddie Mac Gold Pool G13475
6.00% 01/01/24 452 451
Freddie Mac Pool SD8189
2.50% 01/01/52 12,906,740 10,976,066
Freddie Mac Pool SD8199
2.00% 03/01/52 13,375,236 10,887,565
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 185,419 187,398
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
5.32% 06/15/31
2
3,005 3,022
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
4.92% 10/15/33
2
1,299,671 1,308,899
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
4.62% 04/15/35
2
681,753 679,006
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 $ 192,910 $ 195,757
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
4.62% 08/15/35
2
347,408 343,646
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
4.62% 08/15/35
2
895,913 886,211
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
5.26% 06/15/38
2
213,922 215,760
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
5.22% 05/15/39
2
146,106 147,159
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
4.72% 11/15/40
2
39,322 39,279
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
4.67% 02/15/41
2
364,542 365,062
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
4.84% 03/25/50
2
5,068,729 4,934,325
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
4.62% 07/15/36
2
1,062,501 1,047,412
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
4.82% 06/15/42
2
1,141,366 1,118,232
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
4.82% 11/15/43
2
5,344,772 5,241,373
Ginnie Mae (TBA)
2.50% 01/20/53 52,000,000 45,052,771
Ginnie Mae II Pool 1849
8.50% 08/20/24 26 26
Ginnie Mae II Pool 2020
8.50% 06/20/25 127 127
Ginnie Mae II Pool 2286
8.50% 09/20/26 41 41
Ginnie Mae II Pool 2487
8.50% 09/20/27 1,547 1,551

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 04/20/27
2
$ 6,269 $ 6,123
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 03/20/32
2
8,667 8,423
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 06/20/32
2
5,426 5,325
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
2
141,115 138,014
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
3.13% 01/20/35
2
3,709 3,601
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.00% 02/20/25
2
3,630 3,577
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
2.45% 05/20/37
2
2,285,472 105,803
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 516,334 493,686
UMBS (TBA)
2.00% 01/01/53 55,600,000 45,255,931
2.50% 01/01/53 49,225,000 41,652,820
3.00% 01/01/53 43,025,000 37,741,749
3.50% 01/01/53 3,975,000 3,609,798
4.00% 01/01/53 16,075,000 15,073,085
4.50% 01/01/53 66,200,000 63,745,660
5.00% 01/01/53 117,825,000 116,099,080
423,446,340
Total Mortgage-Backed
(Cost $987,314,149) 950,202,832
MUNICIPAL BONDS — 1.32%*
California — 0.21%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 3,995,000 4,055,132
Colorado — 0.04%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 895,000 864,421
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.06%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 $ 445,000 $ 378,209
2.29% 10/01/29 985,000 820,012
1,198,221
Maryland — 0.08%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 1,525,000 1,529,835
Massachusetts — 0.26%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 5,235,000 5,009,453
New York — 0.67%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,061,475
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,664,821
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,046,037
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series F
5.19% 03/15/24 4,360,000 4,369,592
13,141,925
Total Municipal Bonds
(Cost $27,693,445) 25,798,987
U.S. TREASURY SECURITIES — 20.64%
U.S. Treasury Notes — 20.64%
U.S. Treasury Notes
3.88% 11/30/27 32,455,000 32,279,207
3.88% 12/31/27 45,170,000 44,912,517
4.00% 12/15/25 19,270,000 19,149,562
4.25% 12/31/24 23,205,000 23,129,304
4.50% 11/30/24 283,935,000 283,990,751
Total U.S. Treasury Securities
(Cost $404,986,727) 403,461,341
Total Bonds — 117.77%
(Cost $2,380,252,067)
2,302,008,613
Issues Shares Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings LLC
†,4,5
106,501 —
Total Common Stock
(Cost $6,078,660)

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Issues Shares Value
COMMON STOCK — 0.00% (continued)
Electric — 0.00% (continued)
Purchased Swaptions - 0.00%
(Cost $939,000) $ 8,688
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 3.37%
Money Market Funds — 3.37%
Dreyfus Government Cash Management Fund
4.19%
12
65,545,000 65,545,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
12,13
292,047 292,047
Total Short-Term Investments
(Cost $65,837,047) 65,837,047
Total Investments Before Written Swaptions - 121.14%
(Cost $2,453,106,774) 2,367,854,348
Written Swaptions - 0.00%
(Cost $(540,000)) (435)
Net unrealized depreciation on unfunded commitments
- 0.00% (34,621)
Liabilities in Excess of Other Assets - (21.14)% (413,206,206)
Net Assets - 100.00% $ 1,954,613,086
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,600,184, which is 0.44% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $313,085, at an interest rate of 8.32% and a maturity of July 31, 2028. The investment is accruing an unused commitment fee of
0.48% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $277,902, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
1.14% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $261,819, at an interest rate of 8.80% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Represents the current yield as of December 31, 2022.
13
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $292,047.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 385,000 USD 378,467 Citibank N.A. 01/13/23 $ 32,829
USD 7,768,854 EUR 7,844,000 Citibank N.A. 01/13/23 (610,916)
NET UNREALIZED DEPRECIATION $ (578,087)

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 6,559 03/31/23 $ 1,345,107,428 $ 1,417,464 $ 1,417,464
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3,866 03/31/23 (417,256,174) (68,042) (68,042)
U.S. Treasury Ten-Year Ultra Bond 823 03/22/23 (97,345,469) 281,136 281,136
U.S. Treasury Ultra Bond 229 03/22/23 (30,757,563) (64,301) (64,301)
(545,359,206) 148,793 148,793
TOTAL FUTURES CONTRACTS $ 799,748,222 $ 1,566,257 $ 1,566,257
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Citigroup Global
Markets, Inc. 06/20/23 $ 6,695 $ 131,991 $ 101,481 $ 30,510
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 3,425 111,817 101,266 10,551
TOTAL $ 243,808 $ 202,747 $ 41,061
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Fund
Received by the
Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman Sachs
International 12/24/23
3-month
USD
LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 8,688 $ 939,000 $ (930,312)

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
19 / December 2022
Received by
the  Fund Paid by the Fund
Description Counterparty
Purchase
Date
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN CALL SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman
Sachs
International 04/29/15 12/24/23 7.50% Quarterly
3-month
USD
LIBOR Quarterly $ 300 $ (435) $ (540,000) $ 539,565

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 20
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
21 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 65,837,047 $ — $ — $ 65,837,047
Long-Term Investments:
Asset-Backed Securities — 254,998,509 5,411,532 260,410,041
Bank Loans — 45,946,406 — 45,946,406
Common Stock — — — —
Corporates — 613,732,047 2,456,959 616,189,006
Mortgage-Backed Securities — 949,471,139 731,693 950,202,832
Municipal Bonds — 25,798,987 — 25,798,987
Purchased Swaptions — 8,688 — 8,688
U.S. Treasury Securities 403,461,341 — — 403,461,341
Other Financial Instruments
*
Assets:
Credit contracts — 111,817 131,991 243,808
Foreign currency exchange contracts — 32,829 — 32,829
Interest rate contracts 1,698,600 — — 1,698,600
Liabilities:
Foreign currency exchange contracts — (610,916) — (610,916)
Interest rate contracts (132,343) (435) — (132,778)
Total $ 470,864,645 $ 1,889,489,071 $ 8,732,175 $ 2,369,085,891
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written swaptions. Credit contracts include swaps. Interest rate contracts include futures and written swaptions.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 22
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Low Duration Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 6,034,776 $ 2,096,305 $ 317,177 $ 891,424
Accrued discounts/premiums — — (167,324) (48,941)
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* (334,073) 360,654 (20,652) (110,790)
Purchases — — 2,790 —
Sales (289,171) — — —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2022
$ 5,411,532 $ 2,456,959 $ 131,991 $ 731,693
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(104,861) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $5,411,532 Broker Quote Offered Quote $88.64 $88.64 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $2,456,959 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Credit Default Swaps $131,991 Broker Quote Offered Quote $1.78 $1.78 Increase
Mortgage-Backed
Securities-Non-Agency $731,693 Third-Party Vendor Vendor Prices $1.33 $1.33 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
LOW DURATION BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan B, 1st Lien July 2028 $ 313,085 $ (16,947)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 277,902 (25,759)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan B, 1st Lien June 2029 261,819 8,085
Total Unfunded Commitments $ 852,806 $ (34,621)